UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07358

Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

200 S. Wacker Dr., Suite 500, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Alan M. Meder	Lawrence R. Hamilton
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer Brown LLP
200 S. Wacker Dr., Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1 – Schedule of Investments –

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

March 31, 2009

(Unaudited)

Principal Amount (000)	Description		Value
	LONG-TERM INVESTMENTS - 158.8%
	U.S. Government and Agency Obligations - 6.1%
	Federal National Mortgage Association,
$10,000	7.25%,	1/15/10	$10,490,470
5,000	6.00%,	5/15/11	5,486,185
254	8.00%,	10/01/30	276,644
957	7.00%,	12/01/31	1,031,296
	Government National Mortgage Association Pass-Through Certificates,
14	7.00%,	3/15/26	15,326
92	8.00%,	11/15/30	99,776
34	8.00%,	2/15/31	37,075

	Total U.S. Government and Agency Obligations (cost $18,711,620)		17,436,772

	Corporate Bonds - 147.2%
	Financial - 21.9%
	Boeing Capital Corp.,
7,000	6.50%,	2/15/12	7,387,247
	CPG Partners L.P.,
2,900	8.25%,	2/01/11	2,788,820
	ERP Operating Limited Partnership,
5,000	6.625%,	3/15/12	4,242,610
	Firstar Bank, N.A.,
7,000	7.125%,	12/01/09	7,137,704
	Household Finance Corp.,
6,000	8.00%,	7/15/10	5,660,340
	JPMorgan Chase & Co.,
10,000	7.875%,	6/15/10	10,192,990
	Keybank, N.A.,
3,200	7.30%,	5/01/11	3,124,784
	Mack-Cali Realty, L.P.,
7,000	7.75%,	2/15/11	6,277,390
	NationsBank Capital Trust IV,
10,000	8.25%,	4/15/27	4,345,120
	PNC Funding Corp.,
6,000	7.50%,	11/01/09	5,976,270
	Simon Property Group, L.P.,
5,000	7.00%,	7/15/09	4,958,165

			62,091,440

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2009

(Unaudited)

Principal Amount (000)		Description		Value
		Industrial - 35.1%
		Archer-Daniels-Midland Company,
$4,000		7.125%,	3/01/13	$4,396,920
		Coca-Cola Enterprises, Inc.,
5,000		8.50%,	2/01/12	5,592,110
		DaimlerChrysler NA Holdings,
10,000		7.20%,	9/01/09	10,043,610
		Devon Financing Corp.,
5,000		6.875%,	9/30/11	5,231,955
		Dow Chemical Company,
6,000		9.00%,	4/01/21	4,981,020
		Potash Corporation of Saskatchewan, Inc.,
8,578		7.75%,	5/31/11	9,222,705
		Premcor Refining Group, Inc.,
5,000		6.125%,	5/01/11	5,055,900
		Sun Company, Inc.,
5,000		9.00%,	11/01/24	4,851,335
		Tele-Communications, Inc.,
5,275		10.125%,	4/15/22	6,053,237
3,200		9.875%,	6/15/22	3,611,331
		Time Warner Entertainment Company, L.P.,
5,000		8.875%,	10/01/12	5,115,410
		Time Warner, Inc.,
5,000		9.15%,	2/01/23	4,981,430
		Union Pacific Corp.,
9,258		7.375%,	9/15/09	9,296,411
		USX Corporation,
10,000		9.125%,	1/15/13	10,940,910
		Wal-Mart Stores, Inc.,
5,000		6.875%,	8/10/09	5,093,820
		XTO Energy, Inc.,
5,000		6.50%,	12/15/18	4,976,320

				99,444,424

		Telephone - 23.9%
		British Telecommunications PLC,
10,000	(a)	8.125%,	12/15/10	10,411,370
		Deutsche Telekom International Finance,
12,000	(a)	8.00%,	6/15/10	12,538,596
		France Telecom SA,
7,625	(a)	7.75%,	3/01/11	8,169,959
		Koninklijke (Royal) KPN NV,
5,000		8.00%,	10/01/10	5,174,590
		New Cingular Wireless Services, Inc.,
10,000		8.125%,	5/01/12	10,909,520
		New York Telephone Co.,
5,000		8.625%,	11/15/10	5,331,195
		Sprint Corp.,
10,125		9.25%,	4/15/22	7,252,031
		Verizon Global Funding Corp.,
7,500		7.375%,	9/01/12	8,112,090

				67,899,351

		Utilities - 66.3%
		AGL Capital Corp.,
10,000		7.125%,	1/14/11	10,148,840
		Arizona Public Service Co.,
5,000		6.875%,	8/01/36	3,709,875
		CalEnergy Company, Inc.,
10,000		8.48%,	9/15/28	10,679,460
		CenterPoint Energy Resources Corp.,
10,000		7.75%,	2/15/11	10,165,650
		Cleveland Electric Illumination Co.,
6,713		8.875%,	11/15/18	7,452,706
		Duke Energy Corporation,
10,000		7.375%,	3/01/10	10,409,900
		Entergy Texas, Inc.,
10,000		7.125%,	2/01/19	9,793,130
		FirstEnergy Corp.,
5,000		7.375%,	11/15/31	4,078,790
		FPL Group Capital, Inc.,
5,050		7.375%,	6/01/09	5,089,976
		Hydro-Quebec,
10,000		7.50%,	4/01/16	12,211,970
		Illinois Power Co.,
8,485		7.50%,	6/15/09	8,492,738

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2009

(Unaudited)

Principal Amount (000)	Description		Value
	Utilities (Continued)
	KeySpan Gas East Corporation,
$10,088	7.875%,	2/01/10	$10,357,905
	NSTAR,
7,020	8.00%,	2/15/10	7,300,224
	ONEOK Partners, L.P.,
6,040	8.875%,	6/15/10	6,199,722
	Progress Energy, Inc.,
6,000	7.10%,	3/01/11	6,222,924
	PSE&G Power, LLC.,
7,195	7.75%,	4/15/11	7,532,769
	Sempra Energy,
10,000	7.95%,	3/01/10	10,323,700
	South Carolina Electric & Gas Co.,
2,685	6.50%,	11/01/18	2,953,865
	Southern California Edison Company,
5,512	7.625%,	1/15/10	5,697,363
	Spectra Energy Capital LLC.,
10,000	7.50%,	10/01/09	10,170,740
	Trans-Canada Pipelines Limited,
10,000	9.875%,	1/01/21	12,129,080
	Wisconsin Energy Corp.,
6,000	6.50%,	4/01/11	6,251,688
	Xcel Energy, Inc.,
10,131	7.00%,	12/01/10	10,484,683

			187,857,698

	Total Corporate Bonds (cost $430,900,484)		417,292,913

	Asset-Backed Securities - 2.0%
	Detroit Edison Securitization Funding LLC 2001-1 A6,
5,000	6.62%,	3/01/16	5,613,678

	Total Asset-Backed Securities (cost $5,925,000)		5,613,678

Shares
	Non-Convertible Preferred Stock - 3.5%
	Financial - 3.5%
	Duke Realty Corp., Series M,
100,000	6.95%		850,000
	Duke Realty Corp., Series N,
100,000	7.25%		861,000
	Kimco Realty Corp., Series G,
100,000	7.75%		1,365,000
	Public Storage, Inc., Series I,
120,000	7.25%		2,340,000
	Realty Income Corp., Series D,
100,000	7.375%		1,882,000
	UDR, Inc., Series G,
100,000	6.75%		1,739,000
	Vornado Realty Trust, Series I,
50,000	6.625%		757,500

	Total Non-Convertible Preferred Stock (cost $16,713,000)		9,794,500

	Total Long-Term Investments (cost $472,250,104)		450,137,863

	Total Investments - 158.8% (cost $472,250,104)		450,137,863
	Liablities in Excess of Other Assets - (25.3)%		(71,657,893)
	Liquidation Value of Preferred Shares - (33.5)%		(95,000,000)

	Net Assets Applicable to Common Stock - 100%		$283,479,970

(a)	Security’s original coupon rate is shown. Coupon rate subject to change if security’s rating is upgraded or downgraded by Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2009 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$494,998,760	$1,110,074	$45,970,971	$44,860,897

Notes

Securities Valuation:

Equity securities traded on a national or foreign securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at the last reported sale price or, if there was no sale on the pricing date, then the security is valued at the mean of the bid and ask prices as obtained on that day from one or more dealers regularly making a market in that security. Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less at date of purchase are valued on an amortized cost basis, which approximates market value.

The Fund implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments as of March 31, 2009.

Level 1 – $ 9,794,500

Level 2 – $440,343,363

Total –    $450,137,863

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.SEC.gov).

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT-      Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Duff & Phelps Utility and Corporate Bond Trust Inc.

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date May 29, 2009

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date May 29, 2009